ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	3 Months Ended
Mar. 31, 2025
Notes and other explanatory information [abstract]
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
6.	ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

	March 31, 2025	December 31, 2024

Trade payables	$23,378	$31,189
Accrued liabilities	35,172	35,172
	$58,550	$66,361